Investments In Affiliated Companies, Partnership And Other Companies (Income Statement Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Document Fiscal Year Focus	2018
Revenues	$ 362,711	$ 466,349	$ 424,045
Gross profit	94,463	101,242	83,266
Net income	$ 727	$ 10,338	$ 21,252